Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows (in thousands):

	December 31
	2013	2012
Deferred tax assets:
Federal and state net operating loss carryforwards	$60,569	$62,745
Capitalized research and development	22,349	22,490
Federal and state tax credit carryforwards	6,600	6,153
Other	1,313	1,200

Total deferred tax assets	90,831	92,588
Valuation allowance	(90,831)	(92,588)

Net deferred tax assets	$—	$—

Summary of Reconciliation of Expected Statutory Federal Income Tax Provision to Actual Income Tax Provision

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax provision (in thousands):

	December 31
	2013	2012
Expected income tax benefit at federal statutory tax rate	$(3,424)	$(3,826)
Net operating loss reduction	4,441	—
Change in valuation allowance	(1,757)	4,668
State income taxes, net of federal benefit	583	(763)
Permanent items	555	54
Research credits	(396)	—
Other, net	(2)	(133)

Income tax (benefit) expense	$—	$—

Summary of Gross Unrecognized Tax Benefits

The following table summarizes activity related to the Company’s gross unrecognized tax benefits (in thousands):

Total
Balance as of December 31, 2011	$1,711
Increases related to 2012 tax positions	36

Balance as of December 31, 2012	$1,747
Increases related to prior year tax positions	65
Increases related to 2013 tax positions	53

Balance as of December 31, 2013	$1,865